Taxes payable (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 537	R$ 889
Current liabilities	475	625
Non-current liabilities	62	264
Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total	537	889
I P I [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	57	78
I C M S [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	317	494
P I S And C O F I N S [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	15	24
Other [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	33	3
Value Added Tax [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 115	122
Tax On Financial Income [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total		R$ 168